Significant transactions	12 Months Ended
Dec. 31, 2024
Significant Transactions [Abstract]
Significant transactions	Significant transactions
Significant transactions in 2024
Divestment of product rights and out-licensing in China
On October 17, 2024, Alcon closed on a set of definitive agreements to divest its rights in China in favor of Ocumension Therapeutics (Hong Kong) Limited (“Ocumension”) to Bion Tears and Tears Naturale (reported in Vision Care segment) and procedural eye drops (reported in Surgical segment). Under the terms of the agreements, Ocumension licensed the exclusive commercialization rights to Systane Ultra in China and development and commercialization rights to AR-15512 in China. In exchange, Alcon received up-front consideration of $116 million in the form of approximately 16.7% of the ordinary shares of Ocumension. Alcon will also receive royalties and defined AR-15512 sales milestones. Refer to Note 21.3 for additional information.
Surgical - Acquisition of BELKIN Vision Ltd.
On July 1, 2024, Alcon acquired 100% of the outstanding shares and equity of BELKIN Vision Ltd. ("BELKIN") as provided under the Agreement and Plan of Merger ("Agreement"). This transaction complements Alcon’s existing Surgical portfolio in the treatment of glaucoma. The acquisition was accounted for as a business combination that resulted in goodwill of $20 million after the purchase price allocation ("PPA") of the consideration to the fair values of acquired assets and assumed liabilities. The total purchase consideration amounted to $92 million, including $20 million of previously-held FVOCI financial investments in BELKIN. Total cash paid at closing for the net identifiable assets recognized, net of cash acquired, was $61 million. Refer to Note 21.1 for additional information and final PPA.
Significant transactions in 2023
There were no significant transactions during 2023.
Significant transactions in 2022
Vision Care - Acquisition of Aerie Pharmaceuticals, Inc.
On November 21, 2022, Alcon acquired 100% of the outstanding shares and equity of Aerie Pharmaceuticals, Inc. ("Aerie"), a pharmaceutical company focused on the discovery, development, manufacturing and commercialization of first-in-class ophthalmic therapies. Pursuant to the terms of the Agreement and Plan of Merger, Alcon paid $15.25 per share to acquire all outstanding shares of Aerie's common stock. The total purchase consideration amounted to $744 million and total cash paid for the net identifiable assets recognized, net of cash acquired, was $666 million. Alcon also assumed debt of $316 million. This transaction was accounted for as a business combination that resulted in goodwill of $65 million under the preliminary PPA of the fair values of the acquired assets and assumed liabilities. The total purchase consideration was funded with proceeds from a bridge loan facility agreement (the "2022 Bridge Loan Facility") on November 21, 2022. Refer to Note 16 for additional information regarding the 2022 Bridge Loan Facility. The PPA was subsequently finalized during the third quarter of 2023, resulting in adjusted goodwill of $21 million. Refer to Note 21.1 for additional information regarding the final PPA.
Series 2032 Notes and Series 2052 Notes issuance
On December 6, 2022, Alcon, through its wholly owned subsidiary Alcon Finance Corporation (“AFC”), completed a private offering of non-current financial debt consisting of $700 million of 5.375% senior notes due 2032 and $600 million of 5.750% senior notes due 2052. The funds borrowed through the issuance, together with cash, were used to repay the remaining $640 million Facility B term loan and the $775 million 2022 Bridge Loan Facility. Refer to Note 16 for additional information.
Vision Care - Acquisition of Eysuvis and Inveltys products
On July 8, 2022, Alcon acquired two pharmaceutical ophthalmic eye drops, Eysuvis and Inveltys, from Kala Pharmaceuticals, Inc. The acquisition complements Alcon’s existing portfolio in the large and fast-growing dry eye category. Pursuant to the terms of the Asset Purchase Agreement, Alcon paid total upfront consideration of $60 million for Eysuvis and Inveltys, paid an additional amount to purchase certain related inventory and assumed certain liabilities of approximately $14 million for a purchase consideration of $79 million. In addition, Alcon agreed to potentially pay additional amounts upon achievement of certain commercial milestones if annual sales exceed defined targets that expire after 2029. The purchase consideration was allocated using the relative fair value approach primarily to currently marketed product intangible assets within the Vision Care reportable segment of $71 million and assumed liabilities of $14 million.
Series 2028 Notes issuance
On May 31, 2022, Alcon, through its wholly owned subsidiary Alcon Finance B.V. (“AFBV”), completed a public offering of $537 million (EUR500 million) of non-current EUR denominated financial debt consisting of 2.375% senior notes due 2028. The funds borrowed through the issuance were used to repay the $376 million (EUR350 million) Facility C term loan in full and partially repay $160 million of the Facility B term loan. Refer to Note 16 for additional information.
Surgical - Acquisition of Ivantis, Inc.
On January 7, 2022, Alcon acquired 100% of the outstanding shares and equity of Ivantis, Inc., a privately-held, US-based company and manufacturer of the Hydrus Microstent, a minimally-invasive glaucoma surgery (“MIGS”) device designed to lower intraocular pressure for open-angle glaucoma patients, for total upfront consideration of $479 million and additional amounts to be potentially paid upon achievement of development and commercial milestones. The acquisition expands Alcon’s surgical portfolio and is expected to help provide a platform for more growth in the glaucoma space. Refer to Note 21.2 for additional information regarding this transaction which was accounted for as an asset acquisition.